REVENUE FROM CONTRACTS WITH CUSTOMERS	12 Months Ended
Dec. 31, 2023
REVENUE FROM CONTRACTS WITH CUSTOMERS
REVENUE FROM CONTRACTS WITH CUSTOMERS

5.    REVENUE FROM CONTRACTS WITH CUSTOMERS

Disaggregated Revenues

The following tables present our revenues disaggregated by the type of the services:

	Years Ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	USD
	(As adjusted)	(As adjusted)
Leased and operated revenues	963,727,199	700,022,649	787,814,342	110,961,329
Hotel	391,960,031	338,506,220	490,924,060	69,145,208
Restaurant	571,767,168	361,516,429	296,890,282	41,816,121
Franchise and managed revenues	782,572,078	588,463,368	705,244,948	99,331,673
Hotel	774,359,348	582,441,077	696,321,236	98,074,795
Restaurant	8,212,730	6,022,291	8,923,712	1,256,878
Wholesales and others	221,515,742	180,588,258	134,198,399	18,901,449
Total	1,967,815,019	1,469,074,275	1,627,257,689	229,194,451

Substantially all revenues are generated in the PRC.

Contract Balances

The Group’s payments from customers are based on the billing terms established in contracts. Customer billings are classified as accounts receivable when the Group’s right to consideration is unconditional. If the right to consideration is conditional on future performance under the contract, the balance is classified as a contract asset. Our contract assets are insignificant at December 31, 2022 and 2023.

Payments received in advance of performance under the contract are classified as current or non-current contract liabilities on the Group’s consolidated balance sheets and are recognized as revenue as the Group performs under the contract.

	Years Ended December 31,
	2022	2023	2023
	RMB	RMB	USD
	(As adjusted)
Advance from customers	25,604,363	22,393,097	3,154,002
Deferred revenue-current	193,352,239	186,281,838	26,237,248
Deferred revenue-non-current	234,374,415	207,905,769	29,282,915
Total contract liabilities	453,331,017	416,580,704	58,674,165

The deferred revenue balances above, as of December 31, 2022 and 2023 were comprised of the following:

	Years Ended December 31,
	2022	2023	2023
	RMB	RMB	USD
	(As adjusted)
Initial fees received from franchisees owners	193,210,093	169,240,060	23,836,964
Cash received for membership fees and not recognized as revenue	138,656,460	126,864,736	17,868,524
Cash received for prepaid card and sublease	43,719,235	40,828,943	5,750,636
Deferred revenue related to the membership program	52,140,866	57,253,868	8,064,039
Total deferred revenue	427,726,654	394,187,607	55,520,163

5.    REVENUE FROM CONTRACTS WITH CUSTOMERS (CONTINUED)

Contract Balances (continued)

The Group recognized revenues that were previously deferred as contract liabilities of RMB181,300,596 and RMB157,377,305 (USD22,166,130) during the years ended December 31, 2022 and 2023, respectively.

Revenue Allocated to Remaining Performance Obligations

Revenue allocated to remaining performance obligations represents contracted revenue that has not yet been recognized, which includes deferred revenue and amounts that will be invoiced and recognized as revenue in future periods.

As of December 31, 2023, the Group had RMB169,240,060 (USD23,836,964) of deferred revenues related to initial fees received from franchisees owners are expected to be recognized as revenues over the remaining contract periods over one to 23 years. The Group had RMB126,864,736 (USD17,868,524) of deferred revenues related to membership fees that are expected to be recognized as revenues over the remaining membership life, which is estimated to be one to five years. The Group had RMB57,253,868 (USD8,064,039) of deferred revenues related to unsatisfied performance obligations under Greentree Reward membership program that will be recognized as revenues when the points are redeemed, which we estimate will occur over the next two years. The Group also had RMB40,828,943 (USD5,750,636) related to cash received for prepaid card and sublease, which are expected to be recognized as revenues in future periods over the terms of the related contracts within two years.

The Group did not estimate revenues expected to be recognized related to the Group’s unsatisfied performance for the following:

●	Revenues related to on-going management and franchise service fees, as they are considered sales-based royalty fees.
●	Revenues related to central reservation system usage fees, IT system maintenance fees, and reimbursement for hotel manager fee, as the related revenues from the satisfaction of these performance obligations is recognized when the Group is entitled to invoice the amount.